Forethought Variable Insurance Trust

10 West Market Street, Suite 2300

Indianapolis, Indiana 46204

July 18, 2019

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Forethought Variable Insurance Trust

File Nos. 333-189870 and 811-22865

Dear Sir or Madam:

Transmitted herewith on behalf of Forethought Variable Insurance Trust (the “Trust”) for filing pursuant to Rule 497(e) under the Securities Act of 1933 are exhibits containing interactive data format risk/return summary information relating to the Global Atlantic American Funds® Managed Risk Portfolio, Global Atlantic Balanced Managed Risk Portfolio, Global Atlantic BlackRock Selects Managed Risk Portfolio (formerly Global Atlantic BlackRock Global Allocation Managed Risk Portfolio), Global Atlantic Franklin Dividend and Income Managed Risk Portfolio, Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio, Global Atlantic Growth Managed Risk Portfolio, Global Atlantic Moderate Growth Managed Risk Portfolio, Global Atlantic PIMCO Tactical Allocation Portfolio, Global Atlantic Select Advisor Managed Risk Portfolio and Global Atlantic Wellington Research Managed Risk Portfolio, each a series of the Trust. The interactive data relates to a supplement filed with the Securities and Exchange Commission (“SEC”) on behalf of the Trust pursuant to Rule 497(e) on July 1, 2019.

The Prospectus and Statement of Additional Information relating to the series were filed April 30, 2019 with the SEC via electronic transmission as part of Post-Effective Amendment No. 48 to the Trust’s Registration Statement on Form N-1A.

No fees are required in connection with this filing. Please call me at (860) 325-1590 if you have any questions.

Very truly yours,

/s/ Elizabeth Constant
Elizabeth Constant

cc:	Sarah Patterson
John V. O’Hanlon